Filed pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668
Defiance NUKZ Option Income ETF (NUKY)
Supplement dated July 27, 2026 to the
Prospectus and Statement of Additional Information,
each dated November 17, 2025, as supplemented
The Defiance NUKZ Option Income ETF will not be offered as a series of ETF Series Solutions. Therefore, all references to the Defiance NUKZ Option Income ETF in the Prospectus and Statement of Additional Information are hereby deleted.
Please retain this Supplement with your Prospectus and Statement of Additional Information for future reference.